Leases - Leases in the consolidated balance sheets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases in the consolidated balance sheets
Balance at the beginning of the period	€ 4,316,440
Additions - depreciation	(746,471)	€ (690,476)	€ (703,999)
Impairment loss	(27,646)	(18,696)	(3,496)
Balance at the end of the period	4,187,126	4,316,440
Land
Leases in the consolidated balance sheets
Balance at the beginning of the period	26,750
Balance at the end of the period	24,139	26,750
Buildings and improvements
Leases in the consolidated balance sheets
Balance at the beginning of the period	4,148,431
Balance at the end of the period	4,076,770	4,148,431
Machinery and equipment
Leases in the consolidated balance sheets
Balance at the beginning of the period	141,259
Balance at the end of the period	86,217	141,259
Gross carrying amount
Leases in the consolidated balance sheets
Balance at the beginning of the period	6,380,464	5,443,197
Foreign currency translation	283,232	375,356
Changes in consolidation group	(15,928)	40,241
Additions	531,516	651,396
Reclassifications	(47,869)	(47,709)
Disposals	(151,229)	(82,017)
Balance at the end of the period	6,980,186	6,380,464	5,443,197
Gross carrying amount | Land
Leases in the consolidated balance sheets
Balance at the beginning of the period	38,094	34,510
Foreign currency translation	283	782
Changes in consolidation group		20
Additions	1,922	4,917
Disposals	(1,419)	(2,135)
Balance at the end of the period	38,880	38,094	34,510
Gross carrying amount | Buildings and improvements
Leases in the consolidated balance sheets
Balance at the beginning of the period	5,952,476	5,017,785
Foreign currency translation	261,708	346,627
Changes in consolidation group	(15,928)	40,808
Additions	492,086	614,918
Reclassifications	(4,122)	1,266
Disposals	(75,814)	(68,928)
Balance at the end of the period	6,610,406	5,952,476	5,017,785
Gross carrying amount | Machinery and equipment
Leases in the consolidated balance sheets
Balance at the beginning of the period	389,894	390,902
Foreign currency translation	21,241	27,947
Changes in consolidation group		(587)
Additions	37,508	31,561
Reclassifications	(43,747)	(48,975)
Disposals	(73,996)	(10,954)
Balance at the end of the period	330,900	389,894	390,902
Accumulated depreciation / amortization / impairment
Leases in the consolidated balance sheets
Balance at the beginning of the period	(2,064,024)	(1,313,309)
Foreign currency translation	(84,966)	(109,435)
Changes in consolidation group	6,300	2,378
Additions - depreciation	(746,471)	(690,476)
Impairment loss	(27,646)	(18,696)
Reclassifications	3,214	15,243
Disposals	120,533	50,271
Balance at the end of the period	(2,793,060)	(2,064,024)	(1,313,309)
Accumulated depreciation / amortization / impairment | Land
Leases in the consolidated balance sheets
Balance at the beginning of the period	(11,344)	(8,106)
Foreign currency translation	(5)	(222)
Changes in consolidation group		(6)
Additions - depreciation	(4,374)	(4,149)
Impairment loss	(217)	(3)
Disposals	1,199	1,142
Balance at the end of the period	(14,741)	(11,344)	(8,106)
Accumulated depreciation / amortization / impairment | Buildings and improvements
Leases in the consolidated balance sheets
Balance at the beginning of the period	(1,804,045)	(1,120,019)
Foreign currency translation	(71,885)	(93,757)
Changes in consolidation group	6,300	2,170
Additions - depreciation	(684,277)	(613,994)
Impairment loss	(27,249)	(17,621)
Reclassifications	(251)	(477)
Disposals	47,771	39,653
Balance at the end of the period	(2,533,636)	(1,804,045)	(1,120,019)
Accumulated depreciation / amortization / impairment | Machinery and equipment
Leases in the consolidated balance sheets
Balance at the beginning of the period	(248,635)	(185,184)
Foreign currency translation	(13,076)	(15,456)
Changes in consolidation group		214
Additions - depreciation	(57,820)	(72,333)
Impairment loss	(180)	(1,072)
Reclassifications	3,465	15,720
Disposals	71,563	9,476
Balance at the end of the period	€ (244,683)	€ (248,635)	€ (185,184)